FIXED ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 46,794	$ 51,435
Accumulated depreciation	(36,724)	(41,327)
Depreciated costs	10,070	10,108	9,075
Depreciation expense	1,813	1,827	1,772
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	36,735	40,347
Accumulated depreciation	(28,896)	(32,897)
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	8,542	9,321
Accumulated depreciation	(6,469)	(6,842)
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	45	114
Accumulated depreciation	(33)	(98)
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,472	1,653
Accumulated depreciation	$ (1,326)	$ (1,490)